Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation (Tables) [Line Items]
Schedule of Share-Based Compensation Expenses

For the years ended December 31, 2024, 2023 and 2022, share-based compensation expenses consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022

Long-term incentive plan	28,279,364	-	-
Stock options given to employees	514,956	101,414	215,227
Stock options given to third -party consultant	-	2,736	26,893
Restricted stock units	5,349,337	1,887,735	1,420,763
Board of directors compensation	1,516,887	-	-
Total	35,660,544	1,991,885	1,662,883

Schedule of Fair Value of Stock Options Determined Using the Black-Scholes Option-Pricing Model

The fair value of stock option were determined using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	2024	2023	2022

Expected volatility	69.77%	65.30%	75.00%
Risk-free interest rate	4.43%	3.86%	0.72%
Probability weighted time to exit	6 years	6 years	3 years
Expected dividend yield	0	0	0

Employees [Member]
Share-Based Compensation (Tables) [Line Items]
Schedule of Activity Related to Restricted Common Stock

The following table summarizes the activity related to stock options given to employees for the years ended December 31, 2024, 2023 and 2022:

	Number of shares	Weighted average grant- date fair value per share

Beginning balance, January 1, 2022	194,492	1.02
Granted	261,576	2.99
Vested	(176,795)	1.58
Canceled and forfeited	(13,103)	0.99
Ending balance, December 31, 2022	266,170	2.58

Beginning balance, January 1, 2023	266,170	2.58
Granted	532,420	3.99
Vested	(96,438)	3.05
Canceled and forfeited	(326,765)	3.60
Ending balance, December 31, 2023	377,943	3.52

Beginning balance, January 1, 2024	377,943	3.52
Granted	1,593,747	2.21
Vested	(148,572)	2.90
Canceled and forfeited	(85,688)	3.52
Ending balance, December 31, 2024	1,737,430	2.07

Third-Party Consultant [Member]
Share-Based Compensation (Tables) [Line Items]
Schedule of Common Shares Issued to Consultants and the Related Fair Value at Issuance

The summary of common shares issued to consultants and the related fair value at issuance is as follows,

	Number of shares	Weighted average grant- date fair value per share

Beginning balance, January 1, 2022	68,664	1.53
Granted	12,783	2.99
Vested	(13,652)	1.96
Ending balance, December 31, 2022	67,795	1.72

Beginning balance, January 1, 2023	67,795	1.72
Granted	--	--
Vested	(9,624)	1.53
Cancelled	(12,783)	2.99
Ending balance, December 31, 2023	45,387	1.53

Beginning balance, January 1, 2024	45,387	1.53
Granted	--	--
Vested	(45,387)	1.53
Cancelled	--	--
Ending balance, December 31, 2024	--	--